Subsequent Events - Additional Information (Detail) $ / shares in Units, € in Millions, $ in Millions	Apr. 11, 2024 EUR (€)	Mar. 22, 2024 USD ($)	Feb. 26, 2024 USD ($)	Feb. 16, 2024 MXN ($)	Dec. 03, 2021 USD ($)	Apr. 25, 2024	Feb. 16, 2024 $ / shares	Oct. 05, 2023 MXN ($)
Income tax return 2010 to 2014 [Member] | Spanish Tax Authority [Member]
Disclosure of non-adjusting events after reporting period [line items]
Income Tax Penalty Imposed					$ 75
Cemex, S.A.B. de C.V. 2023 CEBURES variable rate [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debt instrument face value								$ 1,000,000,000
Borrowings adjustment to interest rate percentage								0.45%
Cemex S A B de C V 2023 CEBURES fixed rate [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate								11.48%
Debt instrument face value								$ 5,000,000,000
Events after reporting period [member] | Income tax return 2010 to 2014 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Adjustments for current tax of prior periods			$ 117
Dividend Declared [Member]
Disclosure of non-adjusting events after reporting period [line items]
Dividends proposed or declared before financial statements authorized for issue but not recognized as distribution to owners		$ 120
Maximum Amount Authorized For Share Repurchase [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum amount authorized for share repurchase		$ 500
Reopening And Placement Of Sustainability Linked Notes [Member] | Cemex, S.A.B. de C.V. 2023 CEBURES variable rate [Member]
Disclosure of non-adjusting events after reporting period [line items]
Long-term borrowings maturity date				Oct. 01, 2026
Debt instrument face value				$ 2,000,000,000
Borrowings adjustment to interest rate percentage				0.45%
Debt instrument issue price per share | $ / shares							$ 100.862623
Reopening And Placement Of Sustainability Linked Notes [Member] | 2023 CEBURES [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debt instrument face value				$ 5,500
Reopening And Placement Of Sustainability Linked Notes [Member] | Cemex S A B de C V 2023 CEBURES fixed rate [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate				11.48%
Long-term borrowings maturity date				Sep. 26, 2030
Debt instrument face value				$ 3,500,000,000
Debt instrument issue price per share | $ / shares							$ 108.225627
Relaunching Of Sustainability Linked Syndicated Credit Agreement [Member] | Two Thousand And Twenty Three Credit Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Term Loan Facility Converted Into Revolving Credit Facility Value | €	€ 50
Relaunching Of Sustainability Linked Syndicated Credit Agreement [Member] | Two Thousand And Twenty Three Credit Agreement [Member] | Five year amortizing term loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Line of credit ,Maximum Amount | €	€ 450
Line of credit ,Expiration period	5 years
Relaunching Of Sustainability Linked Syndicated Credit Agreement [Member] | Two Thousand And Twenty Three Credit Agreement [Member] | Four Year Committed Revolving Credit Facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Line of credit ,Maximum Amount | €	€ 300
Line of credit ,Expiration period	4 years
Changes in tax rates or tax laws enacted or announced [member] | Income tax return 2010 to 2014 [Member] | Spanish Tax Authority [Member]
Disclosure of non-adjusting events after reporting period [line items]
Income Tax Penalty Imposed			$ 66
Separate Agreements With Subsidiaries [Member] | CASEC [Member]
Disclosure of non-adjusting events after reporting period [line items]
Business combination percentage of equity interest						100.00%
Separate Agreements With Subsidiaries [Member] | CHP [Member]
Disclosure of non-adjusting events after reporting period [line items]
Business combination percentage of equity interest						89.86%
Separate Agreements With Subsidiaries [Member] | IQAC [Member]
Disclosure of non-adjusting events after reporting period [line items]
Business combination percentage of equity interest						100.00%